Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000101539 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedInternational Growth Fund
Class Name	Institutional Class
Trading Symbol	WCMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused International Growth Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMIX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMIX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Growth Fund (Institutional Class/WCMIX)	$56	1.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 22,498,304,292
Holdings Count | Holding	40
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$22,498,304,292
Total number of portfolio holdings	40
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Siemens Energy A.G.	7.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.7%
Seagate Technology Holdings PLC	5.9%
Rolls-Royce Holdings PLC	5.1%
ASML Holding N.V.	4.7%
SK hynix, Inc.	4.7%
Sea Ltd. - ADR	3.6%
Philip Morris International, Inc.	3.4%
Safran S.A.	3.3%
BAE Systems PLC	3.3%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Siemens Energy A.G.	7.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.7%
Seagate Technology Holdings PLC	5.9%
Rolls-Royce Holdings PLC	5.1%
ASML Holding N.V.	4.7%
SK hynix, Inc.	4.7%
Sea Ltd. - ADR	3.6%
Philip Morris International, Inc.	3.4%
Safran S.A.	3.3%
BAE Systems PLC	3.3%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000104483 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedInternational Growth Fund
Class Name	Investor Class
Trading Symbol	WCMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused International Growth Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMRX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMRX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Growth Fund (Investor Class/WCMRX)	$69	1.30%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.30%	[2]
Net Assets	$ 22,498,304,292
Holdings Count | Holding	40
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$22,498,304,292
Total number of portfolio holdings	40
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Siemens Energy A.G.	7.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.7%
Seagate Technology Holdings PLC	5.9%
Rolls-Royce Holdings PLC	5.1%
ASML Holding N.V.	4.7%
SK hynix, Inc.	4.7%
Sea Ltd. - ADR	3.6%
Philip Morris International, Inc.	3.4%
Safran S.A.	3.3%
BAE Systems PLC	3.3%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Siemens Energy A.G.	7.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.7%
Seagate Technology Holdings PLC	5.9%
Rolls-Royce Holdings PLC	5.1%
ASML Holding N.V.	4.7%
SK hynix, Inc.	4.7%
Sea Ltd. - ADR	3.6%
Philip Morris International, Inc.	3.4%
Safran S.A.	3.3%
BAE Systems PLC	3.3%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000127812 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedEmerging Markets Fund
Class Name	Investor Class
Trading Symbol	WFEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused Emerging Markets Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WFEMX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WFEMX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets Fund (Investor Class/WFEMX)	$85	1.50%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.50%	[3]
Net Assets	$ 1,095,988,609
Holdings Count | Holding	54
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,095,988,609
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	17.2%
Samsung Electronics Co., Ltd.	6.2%
SK hynix, Inc.	4.6%
SK Square Co., Ltd.	3.8%
MediaTek, Inc.	3.4%
Piraeus Bank S.A.	2.9%
Credicorp Ltd.	2.8%
Tencent Holdings, Ltd.	2.7%
Samsung Electronics Co., Ltd.	2.6%
Jiangsu Zhongtian Technology Co., Ltd. - Class A	2.4%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	17.2%
Samsung Electronics Co., Ltd.	6.2%
SK hynix, Inc.	4.6%
SK Square Co., Ltd.	3.8%
MediaTek, Inc.	3.4%
Piraeus Bank S.A.	2.9%
Credicorp Ltd.	2.8%
Tencent Holdings, Ltd.	2.7%
Samsung Electronics Co., Ltd.	2.6%
Jiangsu Zhongtian Technology Co., Ltd. - Class A	2.4%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000127811 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedEmerging Markets Fund
Class Name	Institutional Class
Trading Symbol	WCMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused Emerging Markets Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMEX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMEX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets Fund (Institutional Class/WCMEX)	$71	1.25%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.25%	[4]
Net Assets	$ 1,095,988,609
Holdings Count | Holding	54
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,095,988,609
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	17.2%
Samsung Electronics Co., Ltd.	6.2%
SK hynix, Inc.	4.6%
SK Square Co., Ltd.	3.8%
MediaTek, Inc.	3.4%
Piraeus Bank S.A.	2.9%
Credicorp Ltd.	2.8%
Tencent Holdings, Ltd.	2.7%
Samsung Electronics Co., Ltd.	2.6%
Jiangsu Zhongtian Technology Co., Ltd. - Class A	2.4%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	17.2%
Samsung Electronics Co., Ltd.	6.2%
SK hynix, Inc.	4.6%
SK Square Co., Ltd.	3.8%
MediaTek, Inc.	3.4%
Piraeus Bank S.A.	2.9%
Credicorp Ltd.	2.8%
Tencent Holdings, Ltd.	2.7%
Samsung Electronics Co., Ltd.	2.6%
Jiangsu Zhongtian Technology Co., Ltd. - Class A	2.4%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000160892 [Member]
Shareholder Report [Line Items]
Fund Name	WCM InternationalSmall Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	WCMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM International Small Cap Growth Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMSX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMSX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM International Small Cap Growth Fund (Institutional Class/WCMSX)	$66	1.26%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.26%	[5]
Net Assets	$ 249,183,252
Holdings Count | Holding	79
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$249,183,252
Total number of portfolio holdings	79
Portfolio turnover rate as of the end of the reporting period	84%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
AEM Holdings Ltd.	4.8%
5N Plus, Inc.	3.3%
Lottomatica Group Spa	3.0%
AT&S Austria Technologie & Systemtechnik A.G.	2.9%
Allegro.eu S.A.	2.6%
Definity Financial Corp.	2.1%
Nordex S.E.	2.1%
Topoint Technology Co., Ltd.	2.0%
AIXTRON S.E.	2.0%
Embraer S.A.	1.9%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
AEM Holdings Ltd.	4.8%
5N Plus, Inc.	3.3%
Lottomatica Group Spa	3.0%
AT&S Austria Technologie & Systemtechnik A.G.	2.9%
Allegro.eu S.A.	2.6%
Definity Financial Corp.	2.1%
Nordex S.E.	2.1%
Topoint Technology Co., Ltd.	2.0%
AIXTRON S.E.	2.0%
Embraer S.A.	1.9%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000215236 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	WCMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Small Cap Growth Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMNX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMNX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Small Cap Growth Fund (Investor Class/WCMNX)	$67	1.24%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.24%	[6]
Net Assets	$ 56,554,335
Holdings Count | Holding	76
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$56,554,335
Total number of portfolio holdings	76
Portfolio turnover rate as of the end of the reporting period	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Applied Industrial Technologies, Inc.	2.5%
Evercore, Inc. - Class A	2.4%
Advanced Energy Industries, Inc.	2.4%
AAON, Inc.	2.3%
Novanta, Inc.	2.3%
Guardant Health, Inc.	2.2%
SharkNinja, Inc.	2.2%
Mercury Systems, Inc.	2.0%
Chefs' Warehouse, Inc.	2.0%
Saia, Inc.	2.0%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Applied Industrial Technologies, Inc.	2.5%
Evercore, Inc. - Class A	2.4%
Advanced Energy Industries, Inc.	2.4%
AAON, Inc.	2.3%
Novanta, Inc.	2.3%
Guardant Health, Inc.	2.2%
SharkNinja, Inc.	2.2%
Mercury Systems, Inc.	2.0%
Chefs' Warehouse, Inc.	2.0%
Saia, Inc.	2.0%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000215235 [Member]
Shareholder Report [Line Items]
Fund Name	WCM Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	WCMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Small Cap Growth Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMLX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMLX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Small Cap Growth Fund (Institutional Class/WCMLX)	$54	0.99%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%	[7]
Net Assets	$ 56,554,335
Holdings Count | Holding	76
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$56,554,335
Total number of portfolio holdings	76
Portfolio turnover rate as of the end of the reporting period	43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Applied Industrial Technologies, Inc.	2.5%
Evercore, Inc. - Class A	2.4%
Advanced Energy Industries, Inc.	2.4%
AAON, Inc.	2.3%
Novanta, Inc.	2.3%
Guardant Health, Inc.	2.2%
SharkNinja, Inc.	2.2%
Mercury Systems, Inc.	2.0%
Chefs' Warehouse, Inc.	2.0%
Saia, Inc.	2.0%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Applied Industrial Technologies, Inc.	2.5%
Evercore, Inc. - Class A	2.4%
Advanced Energy Industries, Inc.	2.4%
AAON, Inc.	2.3%
Novanta, Inc.	2.3%
Guardant Health, Inc.	2.2%
SharkNinja, Inc.	2.2%
Mercury Systems, Inc.	2.0%
Chefs' Warehouse, Inc.	2.0%
Saia, Inc.	2.0%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000218622 [Member]
Shareholder Report [Line Items]
Fund Name	WCM China Quality Growth Fund
Class Name	Institutional Class
Trading Symbol	WCMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM China Quality Growth Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMCX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMCX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM China Quality Growth Fund (Institutional Class/WCMCX)	$68	1.26%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.26%	[8]
Net Assets	$ 1,833,658
Holdings Count | Holding	29
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,833,658
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	85%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Shengyi Technology Co., Ltd. - Class A	7.0%
Contemporary Amperex Technology Co., Ltd. - Class A	7.0%
Jiangsu Zhongtian Technology Co., Ltd. - Class A	6.0%
Tencent Holdings, Ltd.	5.9%
WuXi AppTec Co., Ltd. - Class A	5.8%
Topoint Technology Co., Ltd.	5.0%
Kingboard Holdings Ltd.	4.1%
ACM Research, Inc. - Class A	4.1%
Ping An Insurance Group Co. of China Ltd. - Class H	3.6%
Wasion Holdings Ltd.	3.6%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Shengyi Technology Co., Ltd. - Class A	7.0%
Contemporary Amperex Technology Co., Ltd. - Class A	7.0%
Jiangsu Zhongtian Technology Co., Ltd. - Class A	6.0%
Tencent Holdings, Ltd.	5.9%
WuXi AppTec Co., Ltd. - Class A	5.8%
Topoint Technology Co., Ltd.	5.0%
Kingboard Holdings Ltd.	4.1%
ACM Research, Inc. - Class A	4.1%
Ping An Insurance Group Co. of China Ltd. - Class H	3.6%
Wasion Holdings Ltd.	3.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000218621 [Member]
Shareholder Report [Line Items]
Fund Name	WCM China Quality Growth Fund
Class Name	Investor Class
Trading Symbol	WCQGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM China Quality Growth Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCQGX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCQGX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM China Quality Growth Fund (Investor Class/WCQGX)	$82	1.51%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.51%	[9]
Net Assets	$ 1,833,658
Holdings Count | Holding	29
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,833,658
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	85%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Shengyi Technology Co., Ltd. - Class A	7.0%
Contemporary Amperex Technology Co., Ltd. - Class A	7.0%
Jiangsu Zhongtian Technology Co., Ltd. - Class A	6.0%
Tencent Holdings, Ltd.	5.9%
WuXi AppTec Co., Ltd. - Class A	5.8%
Topoint Technology Co., Ltd.	5.0%
Kingboard Holdings Ltd.	4.1%
ACM Research, Inc. - Class A	4.1%
Ping An Insurance Group Co. of China Ltd. - Class H	3.6%
Wasion Holdings Ltd.	3.6%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Shengyi Technology Co., Ltd. - Class A	7.0%
Contemporary Amperex Technology Co., Ltd. - Class A	7.0%
Jiangsu Zhongtian Technology Co., Ltd. - Class A	6.0%
Tencent Holdings, Ltd.	5.9%
WuXi AppTec Co., Ltd. - Class A	5.8%
Topoint Technology Co., Ltd.	5.0%
Kingboard Holdings Ltd.	4.1%
ACM Research, Inc. - Class A	4.1%
Ping An Insurance Group Co. of China Ltd. - Class H	3.6%
Wasion Holdings Ltd.	3.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000220168 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedInternational Equity Fund
Class Name	Investor Class
Trading Symbol	WLIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused International Equity Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WLIVX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WLIVX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Equity Fund (Investor Class/WLIVX)	$58	1.10%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%	[10]
Net Assets	$ 250,933,616
Holdings Count | Holding	45
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$250,933,616
Total number of portfolio holdings	45
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	8.0%
Rolls-Royce Holdings PLC	6.4%
Kioxia Holdings Corp.	6.2%
Nebius Group N.V.	4.4%
Babcock International Group PLC	3.5%
Siemens Energy A.G.	3.3%
Constellation Software, Inc.	3.2%
Teva Pharmaceutical Industries Ltd. - ADR	3.0%
Mizuho Financial Group, Inc.	3.0%
Lottomatica Group Spa	2.9%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	8.0%
Rolls-Royce Holdings PLC	6.4%
Kioxia Holdings Corp.	6.2%
Nebius Group N.V.	4.4%
Babcock International Group PLC	3.5%
Siemens Energy A.G.	3.3%
Constellation Software, Inc.	3.2%
Teva Pharmaceutical Industries Ltd. - ADR	3.0%
Mizuho Financial Group, Inc.	3.0%
Lottomatica Group Spa	2.9%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000220167 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedInternational Equity Fund
Class Name	Institutional Class
Trading Symbol	WCMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused International Equity Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMVX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMVX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Equity Fund (Institutional Class/WCMVX)	$45	0.85%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[11]
Net Assets	$ 250,933,616
Holdings Count | Holding	45
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$250,933,616
Total number of portfolio holdings	45
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	8.0%
Rolls-Royce Holdings PLC	6.4%
Kioxia Holdings Corp.	6.2%
Nebius Group N.V.	4.4%
Babcock International Group PLC	3.5%
Siemens Energy A.G.	3.3%
Constellation Software, Inc.	3.2%
Teva Pharmaceutical Industries Ltd. - ADR	3.0%
Mizuho Financial Group, Inc.	3.0%
Lottomatica Group Spa	2.9%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	8.0%
Rolls-Royce Holdings PLC	6.4%
Kioxia Holdings Corp.	6.2%
Nebius Group N.V.	4.4%
Babcock International Group PLC	3.5%
Siemens Energy A.G.	3.3%
Constellation Software, Inc.	3.2%
Teva Pharmaceutical Industries Ltd. - ADR	3.0%
Mizuho Financial Group, Inc.	3.0%
Lottomatica Group Spa	2.9%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000225977 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedInternational Opportunities Fund
Class Name	Institutional Class
Trading Symbol	WCMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused International Opportunities Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMOX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMOX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Opportunities Fund (Institutional Class/WCMOX)	$54	1.00%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%	[12]
Net Assets	$ 133,353,355
Holdings Count | Holding	59
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$133,353,355
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	61%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
SK Square Co., Ltd.	6.0%
Kioxia Holdings Corp.	5.2%
Siemens Energy A.G.	3.8%
Rolls-Royce Holdings PLC	3.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.2%
British American Tobacco PLC	2.9%
Philip Morris International, Inc.	2.7%
Allegro.eu S.A.	2.4%
Sea Ltd. - ADR	2.2%
Embraer S.A.	2.1%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
SK Square Co., Ltd.	6.0%
Kioxia Holdings Corp.	5.2%
Siemens Energy A.G.	3.8%
Rolls-Royce Holdings PLC	3.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.2%
British American Tobacco PLC	2.9%
Philip Morris International, Inc.	2.7%
Allegro.eu S.A.	2.4%
Sea Ltd. - ADR	2.2%
Embraer S.A.	2.1%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000225976 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedInternational Opportunities Fund
Class Name	Investor Class
Trading Symbol	WCFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused International Opportunities Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCFOX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCFOX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Opportunities Fund (Investor Class/WCFOX)	$67	1.25%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.25%	[13]
Net Assets	$ 133,353,355
Holdings Count | Holding	59
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$133,353,355
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	61%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
SK Square Co., Ltd.	6.0%
Kioxia Holdings Corp.	5.2%
Siemens Energy A.G.	3.8%
Rolls-Royce Holdings PLC	3.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.2%
British American Tobacco PLC	2.9%
Philip Morris International, Inc.	2.7%
Allegro.eu S.A.	2.4%
Sea Ltd. - ADR	2.2%
Embraer S.A.	2.1%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
SK Square Co., Ltd.	6.0%
Kioxia Holdings Corp.	5.2%
Siemens Energy A.G.	3.8%
Rolls-Royce Holdings PLC	3.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.2%
British American Tobacco PLC	2.9%
Philip Morris International, Inc.	2.7%
Allegro.eu S.A.	2.4%
Sea Ltd. - ADR	2.2%
Embraer S.A.	2.1%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000238736 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedEmerging Markets ex China Fund
Class Name	Investor Class
Trading Symbol	WCFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused Emerging Markets ex China Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCFEX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCFEX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets ex China Fund (Investor Class/WCFEX)	$93	1.51%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.51%	[14]
Net Assets	$ 37,499,822
Holdings Count | Holding	48
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$37,499,822
Total number of portfolio holdings	48
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.5%
SK Square Co., Ltd.	7.8%
SK hynix, Inc.	6.6%
Samsung Electronics Co., Ltd.	4.9%
MediaTek, Inc.	4.4%
Samsung Electronics Co., Ltd.	4.2%
Sterlite Technologies Ltd.	4.2%
AEM Holdings Ltd.	3.5%
Topoint Technology Co., Ltd.	2.8%
Piraeus Bank S.A.	2.7%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.5%
SK Square Co., Ltd.	7.8%
SK hynix, Inc.	6.6%
Samsung Electronics Co., Ltd.	4.9%
MediaTek, Inc.	4.4%
Samsung Electronics Co., Ltd.	4.2%
Sterlite Technologies Ltd.	4.2%
AEM Holdings Ltd.	3.5%
Topoint Technology Co., Ltd.	2.8%
Piraeus Bank S.A.	2.7%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000238735 [Member]
Shareholder Report [Line Items]
Fund Name	WCM FocusedEmerging Markets ex China Fund
Class Name	Institutional Class
Trading Symbol	WCMWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Focused Emerging Markets ex China Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMWX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WCMWX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets ex China Fund (Institutional Class/WCMWX)	$78	1.26%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.26%	[15]
Net Assets	$ 37,499,822
Holdings Count | Holding	48
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$37,499,822
Total number of portfolio holdings	48
Portfolio turnover rate as of the end of the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.5%
SK Square Co., Ltd.	7.8%
SK hynix, Inc.	6.6%
Samsung Electronics Co., Ltd.	4.9%
MediaTek, Inc.	4.4%
Samsung Electronics Co., Ltd.	4.2%
Sterlite Technologies Ltd.	4.2%
AEM Holdings Ltd.	3.5%
Topoint Technology Co., Ltd.	2.8%
Piraeus Bank S.A.	2.7%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.5%
SK Square Co., Ltd.	7.8%
SK hynix, Inc.	6.6%
Samsung Electronics Co., Ltd.	4.9%
MediaTek, Inc.	4.4%
Samsung Electronics Co., Ltd.	4.2%
Sterlite Technologies Ltd.	4.2%
AEM Holdings Ltd.	3.5%
Topoint Technology Co., Ltd.	2.8%
Piraeus Bank S.A.	2.7%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000270976 [Member]
Shareholder Report [Line Items]
Fund Name	WCM SelectGlobal Growth Fund
Class Name	Institutional Class
Trading Symbol	WSGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Select Global Growth Fund (“Fund”) for the period of January 30, 2026* to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WSGGX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WSGGX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
WCM Select Global Growth Fund (Institutional Class/WSGGX)	$44	1.00%[2]
[1]
Institutional Class commenced operations on January 30, 2026. If Institutional Class had been operational for the entire six month period of January 1, 2026 to June 30, 2026, expenses would have been higher.

[2]	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	1.00%	[16],[17]
Net Assets	$ 5,469,258
Holdings Count | Holding	36
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,469,258
Total number of portfolio holdings	36
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Siemens Energy A.G.	7.8%
SK Square Co., Ltd.	6.3%
Rolls-Royce Holdings PLC	5.8%
AppLovin Corp. - Class A	5.6%
Comfort Systems USA, Inc.	4.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Samsung Electronics Co., Ltd.	3.6%
Sea Ltd. - ADR	3.6%
Tapestry, Inc.	2.9%
Teva Pharmaceutical Industries Ltd. - ADR	2.9%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Siemens Energy A.G.	7.8%
SK Square Co., Ltd.	6.3%
Rolls-Royce Holdings PLC	5.8%
AppLovin Corp. - Class A	5.6%
Comfort Systems USA, Inc.	4.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Samsung Electronics Co., Ltd.	3.6%
Sea Ltd. - ADR	3.6%
Tapestry, Inc.	2.9%
Teva Pharmaceutical Industries Ltd. - ADR	2.9%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000270977 [Member]
Shareholder Report [Line Items]
Fund Name	WCM SelectGlobal Growth Fund
Class Name	Investor Class
Trading Symbol	WCSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WCM Select Global Growth Fund (“Fund”) for the period of January 30, 2026* to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wcminvest.com/fund/WSGGX. You can also request this information by contacting us at (888) 988-9801.
Additional Information Phone Number	(888) 988-9801
Additional Information Website	https://www.wcminvest.com/fund/WSGGX
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
WCM Select Global Growth Fund (Investor Class/WCSGX)	$54	1.25%[2]
[1]	Investor Class commenced operations on January 30, 2026. If Investor Class had been operational for the entire six month period of January 1, 2026 to June 30, 2026, expenses would have been higher.
[2]	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.25%	[18],[19]
Net Assets	$ 5,469,258
Holdings Count | Holding	36
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,469,258
Total number of portfolio holdings	36
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Siemens Energy A.G.	7.8%
SK Square Co., Ltd.	6.3%
Rolls-Royce Holdings PLC	5.8%
AppLovin Corp. - Class A	5.6%
Comfort Systems USA, Inc.	4.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Samsung Electronics Co., Ltd.	3.6%
Sea Ltd. - ADR	3.6%
Tapestry, Inc.	2.9%
Teva Pharmaceutical Industries Ltd. - ADR	2.9%
Sector Allocation
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Siemens Energy A.G.	7.8%
SK Square Co., Ltd.	6.3%
Rolls-Royce Holdings PLC	5.8%
AppLovin Corp. - Class A	5.6%
Comfort Systems USA, Inc.	4.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Samsung Electronics Co., Ltd.	3.6%
Sea Ltd. - ADR	3.6%
Tapestry, Inc.	2.9%
Teva Pharmaceutical Industries Ltd. - ADR	2.9%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]
Institutional Class commenced operations on January 30, 2026. If Institutional Class had been operational for the entire six month period of January 1, 2026 to June 30, 2026, expenses would have been higher.

[18]	Annualized.
[19]	Investor Class commenced operations on January 30, 2026. If Investor Class had been operational for the entire six month period of January 1, 2026 to June 30, 2026, expenses would have been higher.